Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2022
Intangible assets, net
Schedule of intangible assets, net

	December 31, 2021	June 30, 2022
	RMB	RMB
		(Unaudited)
Customer relationships	3,300	3,300
Trade names	4,822	4,822
Developed technology	17,833	17,833
Total Intangible assets	25,955	25,955
Less: accumulated amortization	(8,244)	(10,341)
impairment	—	(15,614)
Intangible assets, net	17,711	—